Rule 497(e)

Registration Nos. 333-168727 and 811-22452

FIRST TRUST SERIES FUND

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FIRST TRUST SHORT DURATION HIGH INCOME FUND
FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
(each a “Fund”)

SUPPLEMENT TO EACH FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 23, 2020

Waiver Specific to Stifel, Nicolaus & Company, Incorporated (“Stifel”)

Notwithstanding anything to the contrary in each Fund’s prospectus or statement of additional information, shareholders purchasing Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver:

Front-end Sales Load Waiver on Class A Shares

•	Class C shares that are converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures.

All other sales charge waivers and reductions described elsewhere in each Fund’s prospectus or statement of additional information still apply.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND’S PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE